Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Deferred tax expense (benefit):
Total deferred tax expense (benefit)			€ 335	€ 272
Total income tax expense (benefit)	€ 310	€ 357	€ 622	€ 660